Cover	Mar. 02, 2022
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K/A (the “Amendment”) is being filed by Biofrontera Inc. (the “Company”) to amend the Current Report on Form 8-K filed by the Company with the Securities and Exchange Commission on March 8, 2022 (the “Original Form 8-K”), which reported, among other things, the appointment of Kevin D. Weber to the Company’s board of directors. At the time of the Original Form 8-K, the board of directors had not yet appointed Mr. Weber to serve on any of its committees. The Amendment is being filed solely to report the committees to which Mr. Weber has been appointed. Other than providing the additional information, no other disclosure in the Original Form 8-K is amended, updated or changed by this Form 8-K/A.
Document Period End Date	Mar. 02, 2022
Entity File Number	001-40943
Entity Registrant Name	Biofrontera Inc.
Entity Central Index Key	0001858685
Entity Tax Identification Number	47-3765675
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	120 Presidential Way
Entity Address, Address Line Two	Suite 330
Entity Address, City or Town	Woburn
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01801
City Area Code	(781)
Local Phone Number	245-1325
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Not Applicable
Common stock, par value $0.001 per share
Title of 12(b) Security	Common stock, par value $0.001 per share
Trading Symbol	BFRI
Security Exchange Name	NASDAQ
Warrants, each warrant exercisable for one share of common stock, each at an exercise price of $5.00 per share
Title of 12(b) Security	Warrants, each warrant exercisable for one share of common stock, each at an exercise price of $5.00 per share
Trading Symbol	BFRIW
Security Exchange Name	NASDAQ